Shareholder Report	12 Months Ended
Nov. 30, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Advisors Series Trust
Entity Central Index Key	0001027596
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
Class A Shares
Shareholder Report [Line Items]
Fund Name	Medalist Partners MBS Total Return Fund
Class Name	Class A Shares
Trading Symbol	SEMOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Medalist Partners MBS Total Return Fund for the period of December 1, 2023, to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://medalistpartnersfunds.com/fund-documents/. You can also request this information by contacting us at 1-855-736-7799.
Additional Information Phone Number	1-855-736-7799
Additional Information Website	https://medalistpartnersfunds.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$127	1.17%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended November 30, 2024, the Fund outperformed its benchmark of the domestic bond market, the Bloomberg U.S. Aggregate Bond Index, as well as its secondary benchmark, the Bloomberg U.S. MBS Index. The Class A shares outperformed the primary benchmark by 900 basis points and the U.S. MBS Index by nearly 900 basis points.
WHAT FACTORS INFLUENCED PERFORMANCE
The broad fixed income market struggled during much of the Fund’s 2024 fiscal year, as market participants grappled with the end of the Fed’s tightening cycle and timing of their pivot to an easing path versus remaining “higher for longer” in the face of continued employment and economic strength, improved yet above target inflation, and geopolitical and political uncertainty.
The Fund, which remains invested primarily in housing-related non-government guaranteed mortgage-backed securities (RMBS) and multifamily housing commercial-mortgage-backed securities (CMBS), along with an allocation to asset-backed securities (ABS) benefited tremendously from continued record home prices, near-record low mortgage delinquencies by credit-worthy home owners who have record levels of home equity and low locked in mortgage rates, plus strong technicals resulting in low supply and high demand for new bond supply.
POSITIONING
The Fund’s yield, and as a result, dividend distributions, remained elevated from the Fed’s aggressive Fed Funds Rate hikes totaling 5.25% from May ’22 through November ’23 and from our decision to shift heavily from fixed rate to floating rate RMBS and CMBS bonds in 2021 and 2022 lifting the Fund’s average coupon. Additionally, as the Fed’s pivot approached and ultimately arrived, market yields and volatility declined and yield spreads began to narrow from historically wide levels that had been caused by high market rates, high market volatility, and vestiges of the onset of the pandemic along with last year’s regional bank crisis.
PERFORMANCE
Fund performance was further bolstered by our decision to shift back from floating rate bonds to fixed rate bonds as the Fed tightening cycle came to an end, resulting in locked-in high coupons and more duration (interest rate sensitivity). Over several quarters we increased the Fund’s duration from about 1 year to about 4 years, closer to but still lower than the benchmark index’s duration of about 6 years.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (12/18/2015)
Medalist Partners MBS Total Return Fund Class A Shares (without sales charge)	16.27	1.82	2.92
Medalist Partners MBS Total Return Fund Class A Shares (with sales charge)	13.98	1.42	2.69
Bloomberg U.S. Aggregate Bond Index	6.88	-0.01	1.60
Bloomberg U.S. Mortgage-Backed Securities Index	7.33	-0.35	1.03

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://medalistpartnersfunds.com/fund-documents/ for more recent performance information. Visit https://medalistpartnersfunds.com/fund-documents/ for more recent performance information.
Net Assets	$ 304,438,921
Holdings Count | $ / shares	180
Advisory Fees Paid, Amount	$ 1,254,558
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of November 30, 2024)

Net Assets	$304,438,921
Number of Holdings	180
Net Advisory Fee	$1,254,558
Portfolio Turnover	30%
30-Day SEC Yield	6.67%
30-Day SEC Yield Unsubsidized	6.71%

Holdings [Text Block]
Updated Prospectus Web Address	https://medalistpartnersfunds.com/fund-documents/
Investor Share Class
Shareholder Report [Line Items]
Fund Name	Medalist Partners MBS Total Return Fund
Class Name	Investor Share Class
Trading Symbol	SEMPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Medalist Partners MBS Total Return Fund for the period of December 1, 2023, to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://medalistpartnersfunds.com/fund-documents/. You can also request this information by contacting us at 1-855-736-7799.
Additional Information Phone Number	1-855-736-7799
Additional Information Website	https://medalistpartnersfunds.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Share Class	$126	1.17%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended November 30, 2024, the Fund outperformed its benchmark of the domestic bond market, the Bloomberg U.S. Aggregate Bond Index, as well as its secondary benchmark, the Bloomberg U.S. MBS Index. The Investor share class outperformed the primary benchmark by 900 basis points and the U.S. MBS Index by nearly 900 basis points.
WHAT FACTORS INFLUENCED PERFORMANCE
The broad fixed income market struggled during much of the Fund’s 2024 fiscal year, as market participants grappled with the end of the Fed’s tightening cycle and timing of their pivot to an easing path versus remaining “higher for longer” in the face of continued employment and economic strength, improved yet above target inflation, and geopolitical and political uncertainty.
The Fund, which remains invested primarily in housing-related non-government guaranteed mortgage-backed securities (RMBS) and multifamily housing commercial-mortgage-backed securities (CMBS), along with an allocation to asset-backed securities (ABS) benefited tremendously from continued record home prices, near-record low mortgage delinquencies by credit-worthy home owners who have record levels of home equity and low locked in mortgage rates, plus strong technicals resulting in low supply and high demand for new bond supply.
POSITIONING
The Fund’s yield, and as a result, dividend distributions, remained elevated from the Fed’s aggressive Fed Funds Rate hikes totaling 5.25% from May ’22 through November ’23 and from our decision to shift heavily from fixed rate to floating rate RMBS and CMBS bonds in 2021 and 2022 lifting the Fund’s average coupon. Additionally, as the Fed’s pivot approached and ultimately arrived, market yields and volatility declined and yield spreads began to narrow from historically wide levels that had been caused by high market rates, high market volatility, and vestiges of the onset of the pandemic along with last year’s regional bank crisis.
PERFORMANCE
Fund performance was further bolstered by our decision to shift back from floating rate bonds to fixed rate bonds as the Fed tightening cycle came to an end, resulting in locked-in high coupons and more duration (interest rate sensitivity). Over several quarters we increased the Fund’s duration from about 1 year to about 4 years, closer to but still lower than the benchmark index’s duration of about 6 years.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Medalist Partners MBS Total Return Fund Investor Share Class	16.15	1.78	3.02
Bloomberg U.S. Aggregate Bond Index	6.88	-0.01	1.52
Bloomberg U.S. Mortgage-Backed Securities Index	7.33	-0.35	1.09

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://medalistpartnersfunds.com/fund-documents/ for more recent performance information. Visit https://medalistpartnersfunds.com/fund-documents/ for more recent performance information.
Net Assets	$ 304,438,921
Holdings Count | $ / shares	180
Advisory Fees Paid, Amount	$ 1,254,558
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of November 30, 2024)

Net Assets	$304,438,921
Number of Holdings	180
Net Advisory Fee	$1,254,558
Portfolio Turnover	30%
30-Day SEC Yield	6.82%
30-Day SEC Yield Unsubsidized	6.85%

Holdings [Text Block]
Updated Prospectus Web Address	https://medalistpartnersfunds.com/fund-documents/
Institutional Share Class
Shareholder Report [Line Items]
Fund Name	Medalist Partners MBS Total Return Fund
Class Name	Institutional Share Class
Trading Symbol	SEMMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Medalist Partners MBS Total Return Fund for the period of December 1, 2023, to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://medalistpartnersfunds.com/fund-documents/. You can also request this information by contacting us at 1-855-736-7799.
Additional Information Phone Number	1-855-736-7799
Additional Information Website	https://medalistpartnersfunds.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Share Class	$100	0.92%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended November 30, 2024, the Fund outperformed its benchmark of the domestic bond market, the Bloomberg U.S. Aggregate Bond Index, as well as its secondary benchmark, the Bloomberg U.S. MBS Index. The Institutional share class outperformed both indices by over 900 basis points.
WHAT FACTORS INFLUENCED PERFORMANCE
The broad fixed income market struggled during much of the Fund’s 2024 fiscal year, as market participants grappled with the end of the Fed’s tightening cycle and timing of their pivot to an easing path versus remaining “higher for longer” in the face of continued employment and economic strength, improved yet above target inflation, and geopolitical and political uncertainty.
The Fund, which remains invested primarily in housing-related non-government guaranteed mortgage-backed securities (RMBS) and multifamily housing commercial-mortgage-backed securities (CMBS), along with an allocation to asset-backed securities (ABS) benefited tremendously from continued record home prices, near-record low mortgage delinquencies by credit-worthy home owners who have record levels of home equity and low locked in mortgage rates, plus strong technicals resulting in low supply and high demand for new bond supply.
POSITIONING
The Fund’s yield, and as a result, dividend distributions, remained elevated from the Fed’s aggressive Fed Funds Rate hikes totaling 5.25% from May ’22 through November ’23 and from our decision to shift heavily from fixed rate to floating rate RMBS and CMBS bonds in 2021 and 2022 lifting the Fund’s average coupon. Additionally, as the Fed’s pivot approached and ultimately arrived, market yields and volatility declined and yield spreads began to narrow from historically wide levels that had been caused by high market rates, high market volatility, and vestiges of the onset of the pandemic along with last year’s regional bank crisis.
PERFORMANCE
Fund performance was further bolstered by our decision to shift back from floating rate bonds to fixed rate bonds as the Fed tightening cycle came to an end, resulting in locked-in high coupons and more duration (interest rate sensitivity). Over several quarters we increased the Fund’s duration from about 1 year to about 4 years, closer to but still lower than the benchmark index’s duration of about 6 years.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Medalist Partners MBS Total Return Fund Institutional Share Class	16.46	1.98	3.25
Bloomberg U.S. Aggregate Bond Index	6.88	-0.01	1.52
Bloomberg U.S. Mortgage-Backed Securities Index	7.33	-0.35	1.09

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://medalistpartnersfunds.com/fund-documents/ for more recent performance information. Visit https://medalistpartnersfunds.com/fund-documents/ for more recent performance information.
Net Assets	$ 304,438,921
Holdings Count | $ / shares	180
Advisory Fees Paid, Amount	$ 1,254,558
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of November 30, 2024)

Net Assets	$304,438,921
Number of Holdings	180
Net Advisory Fee	$1,254,558
Portfolio Turnover	30%
30-Day SEC Yield	7.06%
30-Day SEC Yield Unsubsidized	7.09%

Holdings [Text Block]
Updated Prospectus Web Address	https://medalistpartnersfunds.com/fund-documents/
Investor Share Class
Shareholder Report [Line Items]
Fund Name	Medalist Partners Short Duration Fund
Class Name	Investor Share Class
Trading Symbol	SEMRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Medalist Partners Short Duration Fund for the period of December 1, 2023, to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://medalistpartnersfunds.com/fund-documents/. You can also request this information by contacting us at 1-855-736-7799.
Additional Information Phone Number	1-855-736-7799
Additional Information Website	https://medalistpartnersfunds.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Share Class	$89	0.85%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended November 30, 2024, the Fund outperformed its benchmark, the Bloomberg U.S Aggregate Bond Index. The Fund also outperformed its secondary benchmark, the Bloomberg 1-3 Year Government Index, with a gross return of nearly double the 5% return earned by the benchmark.
WHAT FACTORS INFLUENCED PERFORMANCE
The broad fixed income market struggled during much of the Fund’s 2024 fiscal year, as market participants grappled with the end of the Fed’s tightening cycle and timing of their pivot to an easing path versus remaining “higher for longer” in the face of continued employment and economic strength, improved yet above target inflation, and geopolitical and political uncertainty.
The Fund’s outperformance was achieved with less interest rate sensitivity than the indices, and a higher yield than the indices, the result of historically wide yield spreads for securitized bonds in the front end of the yield curve. The Fund earned about 6.6% in interest income, while the Fund’s bond prices rose about 3% from declining short interest rates and contracting yield spreads.
POSITIONING
The Fund, which invests primarily in liquid, investment grade securitized bonds with durations generally ranging between 0.25 years and 3 years, benefits from investing in securities that generally are not eligible for investment by money market funds, but shorter than bonds typically purchased by most bond funds. We own an actively managed, diversified allocation to Non-Agency RMBS, CMBS, ABS, and AAA-rated CLOs.
Leading into the beginning of the Fed’s tightening cycle in 2022 we shifted 90% of the Fund’s assets into floating rate bonds with an overall duration of about 0.25 years. The coupons on these bonds increased by more than 5% as the Fed raised their target Fed Funds Rate in 2022-2023. Going into 2024, we shifted about half of the Fund back into fixed rate bonds with more interest rate sensitivity, extending duration to about 1 year. As the front end of the curve rallied in anticipation of and in conjunction with the Fed’s pivot, these fixed rate bonds rose in price while maintaining their high coupons and yield. The Fund continues to yield about 6.25% with the Fund’s average bond price remaining at a discount to par, creating the opportunity for further strong performance in fiscal 2025.
PERFORMANCE
The front end of the yield curve, most sensitive to Fed policy, performed well, with short yields moving substantially lower over the twelve months. The 2-year Treasury yield began the fiscal year at 4.68%, rose to 5.04% in late April despite the Fed holding the Fed Funds Rate steady for the previous 9 months, then declined to a low of 3.53% in late September at the height of market expectations for a rapid easing phase. By the end of the fiscal year on November 30th the yield had risen to 4.15%, reflecting a net decline of over 50 basis points during the 12-month period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Medalist Partners Short Duration Fund Investor Share Class	8.79	2.96	2.61
Bloomberg U.S. Aggregate Bond Index	6.88	-0.01	1.52
Bloomberg 1-3 Year Government Index	5.00	1.37	1.34

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://medalistpartnersfunds.com/fund-documents/ for more recent performance information. Visit https://medalistpartnersfunds.com/fund-documents/ for more recent performance information.
Net Assets	$ 274,516,874
Holdings Count | $ / shares	162
Advisory Fees Paid, Amount	$ 848,381
Investment Company Portfolio Turnover	86.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of November 30, 2024)

Net Assets	$274,516,874
Number of Holdings	162
Net Advisory Fee	$848,381
Portfolio Turnover	86%
30-Day SEC Yield	5.94%
30-Day SEC Yield Unsubsidized	5.85%

Holdings [Text Block]
Updated Prospectus Web Address	https://medalistpartnersfunds.com/fund-documents/
Institutional Share Class
Shareholder Report [Line Items]
Fund Name	Medalist Partners Short Duration Fund
Class Name	Institutional Share Class
Trading Symbol	SEMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Medalist Partners Short Duration Fund for the period of December 1, 2023, to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://medalistpartnersfunds.com/fund-documents/. You can also request this information by contacting us at 1-855-736-7799.
Additional Information Phone Number	1-855-736-7799
Additional Information Website	https://medalistpartnersfunds.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Share Class	$63	0.60%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended November 30, 2024, the Fund outperformed its benchmark, the Bloomberg U.S Aggregate Bond Index. The Fund also outperformed its secondary benchmark, the Bloomberg 1-3 Year Government Index, with a gross return of nearly double the 5% return earned by the benchmark.
WHAT FACTORS INFLUENCED PERFORMANCE
The broad fixed income market struggled during much of the Fund’s 2024 fiscal year, as market participants grappled with the end of the Fed’s tightening cycle and timing of their pivot to an easing path versus remaining “higher for longer” in the face of continued employment and economic strength, improved yet above target inflation, and geopolitical and political uncertainty.
The Fund’s outperformance was achieved with less interest rate sensitivity than the indices, and a higher yield than the indices, the result of historically wide yield spreads for securitized bonds in the front end of the yield curve. The Fund earned about 6.6% in interest income, while the Fund’s bond prices rose about 3% from declining short interest rates and contracting yield spreads.
POSITIONING
The Fund, which invests primarily in liquid, investment grade securitized bonds with durations generally ranging between 0.25 years and 3 years, benefits from investing in securities that generally are not eligible for investment by money market funds, but shorter than bonds typically purchased by most bond funds. We own an actively managed, diversified allocation to Non-Agency RMBS, CMBS, ABS, and AAA-rated CLOs.
Leading into the beginning of the Fed’s tightening cycle in 2022 we shifted 90% of the Fund’s assets into floating rate bonds with an overall duration of about 0.25 years. The coupons on these bonds increased by more than 5% as the Fed raised their target Fed Funds Rate in 2022-2023. Going into 2024, we shifted about half of the Fund back into fixed rate bonds with more interest rate sensitivity, extending duration to about 1 year. As the front end of the curve rallied in anticipation of and in conjunction with the Fed’s pivot, these fixed rate bonds rose in price while maintaining their high coupons and yield. The Fund continues to yield about 6.25% with the Fund’s average bond price remaining at a discount to par, creating the opportunity for further strong performance in fiscal 2025.
PERFORMANCE
The front end of the yield curve, most sensitive to Fed policy, performed well, with short yields moving substantially lower over the twelve months. The 2-year Treasury yield began the fiscal year at 4.68%, rose to 5.04% in late April despite the Fed holding the Fed Funds Rate steady for the previous 9 months, then declined to a low of 3.53% in late September at the height of market expectations for a rapid easing phase. By the end of the fiscal year on November 30th the yield had risen to 4.15%, reflecting a net decline of over 50 basis points during the 12-month period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Medalist Partners Short Duration Fund Institutional Share Class	9.06	3.20	2.85
Bloomberg U.S. Aggregate Bond Index	6.88	-0.01	1.52
Bloomberg 1-3 Year Government Index	5.00	1.37	1.34

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://medalistpartnersfunds.com/fund-documents/ for more recent performance information. Visit https://medalistpartnersfunds.com/fund-documents/ for more recent performance information.
Net Assets	$ 274,516,874
Holdings Count | $ / shares	162
Advisory Fees Paid, Amount	$ 848,381
Investment Company Portfolio Turnover	86.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of November 30, 2024)

Net Assets	$274,516,874
Number of Holdings	162
Net Advisory Fee	$848,381
Portfolio Turnover	86%
30-Day SEC Yield	6.20%
30-Day SEC Yield Unsubsidized	6.10%

Holdings [Text Block]
Updated Prospectus Web Address	https://medalistpartnersfunds.com/fund-documents/